Annual Total Returns - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio - VIP Index 500 Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	1.33%
Annual Return 2016	11.86%
Annual Return 2017	21.71%
Annual Return 2018	(4.49%)
Annual Return 2019	31.35%
Annual Return 2020	18.24%
Annual Return 2021	28.58%
Annual Return 2022	(18.21%)
Annual Return 2023	26.19%
Annual Return 2024	24.90%